RIGHT-OF-USE ASSETS - Schedule of lease amounts recognised in the balance sheet (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	€ 5,979	€ 4,791
Investments	4,521	2,641
Divestments	(795)
Investment in a sublease	(363)
Depreciation charges	(1,774)	(1,453)	€ 0
Depreciation of disinvestment	185
Currency translation	(77)
Movement in right-of-use assets	1,697	1,188
Value of right-of-use assets at period end	7,676	5,979	4,791
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	7,432
Value of right-of-use assets at period end	10,718	7,432
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(1,453)
Value of right-of-use assets at period end	(3,042)	(1,453)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	5,441	4,228
Investments	3,261	2,338
Divestments	(559)
Investment in a sublease	(363)
Depreciation charges	(1,471)	(1,125)	0
Depreciation of disinvestment	70
Currency translation	(49)
Movement in right-of-use assets	889	1,213
Value of right-of-use assets at period end	6,330	5,441	4,228
Buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	6,566
Value of right-of-use assets at period end	8,856	6,566
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(1,125)
Value of right-of-use assets at period end	(2,526)	(1,125)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	538	563
Investments	1,260	303
Divestments	(236)
Investment in a sublease	0
Depreciation charges	(303)	(328)
Depreciation of disinvestment	115
Currency translation	(28)
Movement in right-of-use assets	808	(25)
Value of right-of-use assets at period end	1,346	538	€ 563
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	866
Value of right-of-use assets at period end	1,862	866
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(328)
Value of right-of-use assets at period end	€ (516)	€ (328)